MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

July 2, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)
Automated Government Cash Reserves
U.S. Treasury Cash Reserves
1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 99 on June 26, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary